July 18, 2013

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	John Hancock Variable Insurance Trust (the “Trust”):
Form N-14 for the Reorganization of Several Series of the Trust

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith please find the Registration Statement on Form N-14, including the Notice of Special Meeting of Shareholders, Combined Proxy Statement/Prospectus, Statement of Additional Information, Form of Proxy Card, and relevant exhibits, with respect to the acquisition of assets of the following “Acquired Funds” by the respective “Acquiring Funds.”  Each of the Acquired Funds and Acquiring Funds is a series of the Trust.

Acquired Fund	Acquiring Fund
All Cap Value Trust	Fundamental Large Cap Value Trust
Core Allocation Plus Trust	Core Strategy Trust
Core Fundamental Holdings Trust	Core Strategy Trust
Core Global Diversification Trust	Core Strategy Trust
Disciplined Diversification Trust	Core Strategy Trust
Fundamental Holdings Trust	Core Strategy Trust
Global Diversification Trust	Core Strategy Trust
Smaller Company Growth Trust	Small Cap Opportunities Trust

Pursuant to Rule 488 under the Securities Act of 1933, the Registration Statement for the Trust on Form N-14 filed herewith is expected to become automatically effective on August 17, 2013.

This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

Securities and Exchange Commission
July 18, 2013

If you have any questions or comments concerning the foregoing, please call me at (617) 261-3240 or Betsy Seel of John Hancock at (617) 663-2166.

Sincerely, /s/ George P. Attisano George P. Attisano
Cc:	Betsy Seel John Hancock Variable Insurance Trust